Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	May 18, 2020	Mar. 03, 2020	Mar. 03, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 19, 2020	Dec. 31, 2018
Allotted in private issuance			979,754	3,413,312
Shares issued price per share		$ 0.968	$ 0.968	$ 0.968
Number of common stock		2	2	2
Common stock par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Proceeds from exercise of warrant			$ 948
Warrant A [Member]
Number of warrants		1	1	1
Warrants exercise price		$ 0.595	$ 0.595		0.595
Warrant term		12 months	12 months
Warrant B [Member]
Number of warrants		1	1	2
Warrants exercise price		$ 0.893	$ 0.893		$ 0.893
Warrant term		18 months	18 months
Warrant [Member]
Allotted in private issuance		979,754
Shares issued price per share		$ 0.968	$ 0.968
Common stock par value		$ 0.001	$ 0.001
Subsequent Event [Member]
Allotted in private issuance	2,066,116
Shares issued price per share	$ 0.968
Number of common stock	2
Common stock par value	$ 0.001
Subsequent Event [Member] | Warrant A [Member]
Number of warrants	1
Warrants exercise price	$ 0.595
Warrant term	18 months
Subsequent Event [Member] | Warrant B [Member]
Number of warrants	1
Warrants exercise price	$ 0.893
Warrant term	24 months
Subsequent Event [Member] | Warrant [Member]
Proceeds from exercise of warrant	$ 2,000